SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) loyalty_point in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) loyalty_point	Dec. 31, 2024 USD ($) loyalty_point
Revenue from Contract with Customer [Abstract]
Discount per loyalty point	$ 0.03
Reduction of revenue per loyalty point	$ 0.02
Loyalty points outstanding | loyalty_point	65.8	76.2
Contract liability	$ 1,200,000	$ 1,400,000
Loyalty program, redemption period	1 year